Employee Share Ownership Plans - Summary of Fair Value and Assumptions in the Calculation of Fair Value for Awards Issued (Detail) - BHP Group Limited [member]	12 Months Ended
Jun. 30, 2023 USD ($) yr $ / shares
CDP awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 28.88
Share price at grant date | $ / shares	$ 43.48
CDP awards [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards	2
CDP awards [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards	5
LTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 20.22
Risk-free interest rate	3.33%
Estimated life of awards	5
Share price at grant date | $ / shares	$ 43.48
Estimated volatility of share price	34.00%
MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 21.17
MAP awards [member] | Financial Year Two Thousand And Twenty Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	7.50%
MAP awards [member] | Financial Year Two Thousand And Twenty Five And After [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	5.00%
MAP awards [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards	1
MAP awards [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards	3
MAP awards [member] | Range One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date | $ / shares	$ 37.96
MAP awards [member] | Range Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date | $ / shares	$ 46.97
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 18.94
Risk-free interest rate	2.35%
Estimated life of awards	3
Share price at grant date | $ / shares	$ 52.39
Shareplus [member] | Financial Year Two Thousand And Twenty Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	7.50%
Shareplus [member] | Financial Year Two Thousand And Twenty Five And After [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	5.00%